Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table illustrates the common stock options granted during the nine months ended September 30, 2018:

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Consultants	January - September 2018	15,000	$0.34	$0.29	Immediately	Volatility	114 -118%
						Risk free interest rate	2.22 -2.82%
						Expected term, in years	6
						Dividend yield	0.00%
Management,	January - September 2018	57,000	$0.25	$0.22	2 years	Volatility	118%
Directors and						Risk free interest rate	2.96%
Employees						Expected term, in years	6
						Dividend yield	0.00%

The following table illustrates the common stock options granted during the nine months ended September 30, 2017:

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Management,	January - September 2017	366,500	$4.00	$2.60	1-3 years	Volatility	109-115%
Directors and						Risk free interest rate	2.22-2.53%
Employees						Expected term, in years	6-10
						Dividend yield	0.00%

The following table illustrates the common stock options granted for the years ended December 31, 2017 and 2016:

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Management, Directors and Employees	January – December 2017	366,500	$2.60	$2.40	0 to 3.0 years	Volatility	109.42% -114.20%
						Risk free interest rate	2.01%-2.53%
						Expected term, in years	6.00-10.00
						Dividend yield	0.00%

Title	Grant date	No. of options	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Management, Directors and Employees	January – December 2016	138,500	$11.20	$7.20	0 to 3.0 years	Volatility	91.55% -107.35%
						Risk free interest rate	1.35%-2.06%
						Expected term, in years	6.00-10.00
						Dividend yield	0.00%

Consultants	January – December 2016	24,250	$6.20	$4.60	0 to 1.0 years	Volatility	91.55% - 102.12%
						Risk free interest rate	1.39% -1.56%
						Expected term, in years	10.00
						Dividend yield	0.00%

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table illustrates the stock awards during the nine months ended September 30, 2018.

Title	Grant date	No. of stock awards	Weighted average grant date fair value	Vesting terms
Consultants	January - September 2018	100,000	$0.38	Immediately

The following table illustrates the stock awards granted for the years ended December 31, 2017 and 2016:

Title	Grant date	No. of stock awards	Weighted average grant date fair value	Vesting terms
Consultant	January - December 2017	250,000	$0.90	Immediately
Consultant	January - December 2016	45,000	$8.80	Immediately

Share-based Compensation, Activity [Table Text Block]
The following table summarizes information about stock option activity for the nine months ended September 30, 2018:

	Options
	No. of options	Weighted average exercise price	Exercise price range	Weighted average grant date fair value	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	519,014	$9.80	$0.80 - $80.00	$9.40	$-
Granted	72,000	$0.27	$0.25-$0.34	$0.23	$-
Forfeited/cancelled	(111,351)	$22.23	$2.68-$80.00	$19.12	-
Outstanding at September 30, 2018	479,663	$5.40	$0.25 - $61.00	$5.80	$-
Exercisable at September 30, 2018	356,787	$7.00	$0.25 - $61.00	$7.60	$-

The following table summarizes information about stock option activity for the years ended December 31, 2017 and 2016:

	Options
		Weighted		Weighted	Aggregate
		Average		Average	Intrinsic
	Number	Exercise	Exercise Price	Grant Date	Value
	of Options	Price	Range	Fair Value	(000)s

Outstanding at January 1, 2016	249,450	$31.20	$0.80-80.00	$39.40	$-
Granted	162,750	$9.20	$5.40-14.60	$6.80	-
Exercised	(23,835)	$0.80	$0.80	$33.60	-
Forfeited/Expired	(17,608)	$24.60	$8.00-71.60	$21.20	-
Outstanding at December 31, 2016	370,757	$23.80	$0.80-80.00	$27.60	-
Granted	366,500	2.60	$1.10-4.00	$2.40	-
Exercised	-	$-	-	$-	-
Forfeited/Expired	(218,243)	$23.20	$0.80-71.60	$21.20	-
Outstanding at December 31, 2017	519,014	$9.80	$0.80-80.00	$9.40	-
Exercisable at December 31, 2017	345,638	$13.40	$0.80-80.00	$13.20	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes information about warrants outstanding at September 30, 2018:

	Number of Warrants	Weighted Average Exercise Price	Exercise price range
Warrants outstanding at December 31, 2017	18,695,677	$3.00	$0.86-$200.00
Warrants issued	474,667	0.47	$0.47
Warrants increased	4,004,147	0.08	$0.08
Warrants exercised	(34,820)	.08	.08
Outstanding and exercisable at September 30, 2018	23,139,671	$1.61	$0.08-$200.00

The following table summarizes information about warrants outstanding at December 31, 2017 and 2016:

	Number of	Weighted Average	Exercise Price
	Warrants	Exercise Price	Range
Warrants outstanding at January 1, 2016	534,607	$78.60	$33.20-1,312
Warrants issued (1)	64,911	$14.80	$9.40-20.00
Expired	(19,128)	$404.40	$28.00-1,312
Warrants outstanding at December 31, 2016	580,390	$60.80	$9.40-200.00
Warrants issued (2)	18,116,507	$1.20	$4.00-10.00
Expired	(1,220)	$188.40	$170-200
Warrants outstanding at December 31, 2017	18,695,677	$3.00	$9.40-200.00
Warrants exercisable at December 31, 2017	18,695,577	$3.00	$9.40-200.00

1)
Includes warrants to purchase an aggregate of 25,000 shares of our common stock, at an exercise price of $20.00 per share, exercisable immediately and expiring five years after the issuance date, issued in connection with the July 29, 2016 securities purchase agreement with certain institutional investors for issuance and sale of 158,730 shares of our common stock, for aggregate gross proceeds of $1.0 million as discussed below.

2)
Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.

Schedule Of Stock holders Equity Note Warrants Or Rights Granted [Table Text Block]
The following table illustrates warrants granted during the nine months ended September 30, 2018:

Title	Grant date	No. of warrants	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Investors	January - September 2018	474,667	$0.47	$0.19	Six months	Volatility	118%
						Risk free interest rate	2.90%
						Expected term, in years	5
						Dividend yield	0.00%

The following table illustrates warrants granted during the nine months ended September 30, 2017:

Title	Grant date	No. of warrants	Weighted average exercise price	Weighted average grant date fair value	Vesting terms	Assumptions used in Black-Scholes option pricing model
Investors	January - September 2017	52,910	$10.00	$3.80	Immediately	Volatility	109%
						Risk free interest rate	1.89%
						Expected term, in years	5
						Dividend yield	0.00%

Noteholders	January - September 2017	387,597	$0.86	$1.96	Immediately	Volatility	105%
						Risk free interest rate	1.91%
						Expected term, in years	5
						Dividend yield	0.00%

Below is the activity for the Company’s Series D Preferred Stock issuances for the periods presented ($ in thousands, except share amounts):

	Shares	Amount
Balance at January 1, 2016	963	$1,659
Accretion of Series D Preferred Stock	-	7,973
Conversion of Series D Preferred Stock	(963)	(9,632)
Balance at December 31, 2016	-	$-